CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (2,771)	$ (44,694)	$ (10,324)	$ (58,109)
Other comprehensive income, net of tax:
Unrealized loss on available for sale securities	0	0	(289)	0
Reclass of available for sale securities to Consolidated Statements of Operations	0	0	650
Other comprehensive income	0	0	361	0
Comprehensive loss	$ (2,771)	$ (44,694)	$ (9,963)	$ (58,109)